Transaction and Litigation - Customers Bancorp, Inc. (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Transaction and Litigation - Customers Bancorp, Inc. [Abstract]
Business Combination, Termination Fee Receivable	$ 1.0
Preferred Stock, Shares Issued	1,500	1,500
Preferred stock, par value	$ 0.01	$ 0.01
Preferred Stock, Liquidation Preference Per Share	$ 1,000	$ 1,000
Preferred Stock, Dividend Rate, Percentage	6.00%	6.00%